Earnings per share - Basic (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Basic earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 2,103,937	R$ 1,953,516	R$ 8,209,902	R$ 13,298,971
Weighted average number of shares in the period – in thousands			1,264,118	1,264,118
Weighted average treasury shares – in thousands			(29,953)	(27,149)
Weighted average number of outstanding shares – in thousands			1,234,165	1,236,969
Basic earnings per common share – R$	R$ 1.70815	R$ 1.58063	R$ 6.65219	R$ 10.75126